REVENUES (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Disclosure of segment revenue by timing of revenue recognition for revenue from contracts with customers
The following table summarizes the company’s revenues by timing of revenue recognition for the total revenues from contracts with customers for the years ended December 31, 2024, 2023, and 2022:

	Year Ended December 31,
(US$ MILLIONS)	2024	2023	2022
Timing of revenue recognition
Goods and services provided at a point in time	$3,161	2,857	$2,577
Services transferred over a period of time	5,047	4,824	4,203
Total revenues from contracts with customers	8,208	7,681	6,780
Other revenue	—	2	23
Total revenues	$8,208	$7,683	$6,803

Disclosure of revenues by geographical areas
The following table summarizes the company’s total non-current assets by geography as at December 31, 2024 and 2023:

(US$ MILLIONS)	2024	2023
United States	$8,689	$9,021
Australia	3,050	4,126
Brazil	2,990	3,689
United Kingdom	220	244
Other	1,214	1,351
Total non-current assets	$16,163	$18,431
The following table summarizes the company’s total revenues by geography for the years ended December 31, 2024, 2023, and 2022:

(US$ MILLIONS)	2024	2023	2022
Australia	$4,540	$3,848	$4,228
United States	1,526	1,734	820
United Kingdom	1,041	864	709
Brazil	799	934	871
Other	302	303	175
Total revenues	$8,208	$7,683	$6,803